Additional Information-Parent Company Only Condensed Financial Information balance sheet - Parenthetical (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed balance sheets of So-Young International Inc.
Ordinary shares authorized (in shares)	850,000,000
Class A Ordinary Shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000
Ordinary shares, issued (in shares)	79,016,808
Ordinary shares, outstanding (in shares)	65,089,482
Class B Ordinary shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000
Ordinary shares, issued (in shares)	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000
Parent company | Reportable Legal Entities | Class A Ordinary Shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares, issued (in shares)	79,016,808	77,897,969
Ordinary shares, outstanding (in shares)	65,089,482	65,659,510
Parent company | Reportable Legal Entities | Class B Ordinary shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, issued (in shares)	12,000,000	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000	12,000,000
Ordinary shares | Class A Ordinary Shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares, issued (in shares)	79,016,808	77,897,969
Ordinary shares, outstanding (in shares)	65,089,482	65,659,510
Ordinary shares | Class B Ordinary shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, issued (in shares)	12,000,000	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000	12,000,000